Dec. 23, 2020
AllianzGI Global Allocation Fund
AllianzGI Global Allocation Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated December 23, 2020 to the

Statutory Prospectus for Class A, Class C, Class R, Class R6, Institutional Class,

Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2020 (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Allocation Fund

(for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” will hereby be revised and restated in its entirety as follows:

The Fund seeks to achieve its investment objective through a combination of active allocation between asset classes and actively managed strategies within those asset classes. The Fund allocates its investments among asset classes in response to changing market, economic, and political factors and events that the portfolio managers believe may affect the value of the Fund’s investments. In making investment decisions for the Fund, the portfolio managers seek to identify trends and turning points in the global markets. To gain exposure to the various asset classes, the Fund incorporates actively managed underlying strategies, both directly through dedicated teams managing separate sleeves of the Fund and indirectly through investments in affiliated mutual funds, and may also make use of passive instruments. Under normal circumstances, the Fund invests directly and indirectly in globally diverse equity securities, fixed-income securities, and long and short positions across multiple asset classes. The Fund may also invest in exchange-traded funds (“ETFs”), unaffiliated mutual funds, other pooled vehicles and derivative instruments such as futures, among others. The Fund’s actively managed underlying strategies incorporate environmental, social and governance (“ESG”) factors into the selection of individual securities, and the portfolio managers also consider ESG factors in the construction of the overall portfolio. The Fund’s allocations to different strategies and instruments are expected to vary over time and from time to time.

The Fund’s baseline long-term allocation consists of 60% to global equity exposure (the “Equity Component”) and 40% to fixed income exposure (the “Fixed Income Component”), which is also the allocation of the blended benchmark index against which the Fund’s portfolio is managed. The Equity Component can include direct or indirect exposure to equity securities of any market capitalization, any sector and from any country, including emerging markets. The Fund expects to invest a significant portion of the Equity Component into AllianzGI Global Sustainability Fund, an affiliated mutual fund. The Fixed Income Component primarily consists of U.S. government and government agency debt, U.S. investment grade securities, U.S. securitized debt and U.S. short-term high yield corporate bonds. The portfolio managers will typically over- or under-weight the Fund’s portfolio against this baseline long-term allocation, depending upon the portfolio managers’ view of the relative attractiveness of the investment opportunities available, which will change over time. The Fund may also use an “Opportunistic Component” whereby it invests up to 30% of its assets in any combination of asset classes outside of the core holdings in the Equity Component or the Fixed Income Component. The particular asset classes represented by investments within the Opportunistic Component are expected to change over time as the portfolio managers identify trends and opportunities. Currently, the portfolio managers focus their Opportunistic Component positions around the following asset classes: emerging market debt, international debt (which may be denominated either in non-U.S. currencies or in U.S. dollars), intermediate and long-term high yield debt (commonly known as “junk bonds”), commodities, volatility-linked derivatives, and ETFs associated with ESG-oriented themes such as clean energy. Investments made through dedicated single asset class sleeves of the Fund such as fixed income and equity sleeves of the Fund (as described below) are not considered part of the Opportunistic Component, even where the specific type of instrument falls under one of the asset classes listed above as the current focus of the Opportunistic Component. The fact that investments are considered part of the Opportunistic Component does not mean that the Fund will hold them for only a short time; the portfolio managers have discretion to hold individual Opportunistic Component positions for medium or longer terms.

The portfolio managers adjust the Fund’s exposure to the Equity Component, the Fixed Income Component, and the Opportunistic Component in response to momentum and momentum reversion signals to increase the return potential in favorable markets. Momentum is the tendency of investments to exhibit persistence in their performance. Momentum reversion is the tendency that a performance trend will ultimately change and move in an opposite direction. The portfolio managers believe negative momentum suggests future periods of negative investment returns and increased volatility, whereas positive momentum suggests future periods of positive investment returns and typical levels of market volatility. When the portfolio managers recognize negative momentum for an asset class, the Fund may reduce its exposure to that asset class; and when they recognize positive momentum, the portfolio managers may increase exposure.

In addition to the momentum and momentum reversion signals, the portfolio managers also apply fundamental analysis to locate opportunities to seek to improve the Fund’s return. Fundamental analysis may contribute to an adjustment of the Fund’s exposure to the asset classes that exhibit the strongest return prospects. The fundamental analysis attempts to locate opportunities not identified from momentum-related signals. Furthermore, the portfolio managers expect to make use of volatility-linked derivatives to take advantage of differences between realized and implied volatility on a range of asset classes and to hedge risks in the portfolio.

In conjunction with their fundamental analysis, the portfolio managers seek to gain exposure to desired asset classes primarily through actively managed underlying strategies (including the strategy employed by AllianzGI Global Sustainability Fund within the Equity Component) that apply ESG factors and they consider ESG factors in the construction of the overall portfolio. The portfolio managers believe that investing in companies with strong records for managing ESG risks can generate long-term competitive financial returns and positive societal impact.

Within the Fixed Income Component limits described above, the Fund intends to make use of an integrated ESG security selection strategy (“U.S. Fixed Income Sleeve”) that is managed by a dedicated team of portfolio managers. This strategy focuses on investments in bonds, notes, other debt instruments and preferred securities, including derivatives relating to such investments. The portfolio managers invest in a diversified portfolio of high-quality bonds that generates return primarily through security selection and sector rotation with an investment grade focus. The U.S. Fixed Income Sleeve may also invest in high yield debt (commonly known as “junk bonds”). The strategy is based on bottom-up fundamental credit research, which takes into account the potential financial impact of ESG issues facing corporations. The fundamental bottom-up analysis will consider ESG factors alongside financial factors in the security selection and overall risk management process. The evaluation process aims to mitigate extreme losses through ESG tail risk management. Portfolio managers have the ability to weight risks relative to market compensation and relative to corporate strategies that seek to address identified ESG concerns. The U.S. Fixed Income Sleeve portfolio managers benchmark their performance against the Bloomberg Barclays US Aggregate Bond Index and the Bloomberg Barclays MSCI US Aggregate ESG Focus Index. Investments made through the U.S. Fixed Income Sleeve are not considered “opportunistic” holdings, even where the specific instruments (e.g., high yield debt) would otherwise be eligible for inclusion in the Opportunistic Component.

As a portion of the Equity Component described above, the Fund intends to make use of a managed volatility strategy that focuses on investments in globally diverse equity securities, including emerging market equities (“Managed Volatility Sleeve”), and is managed by a dedicated team of portfolio managers. The strategy of the Managed Volatility Sleeve centers on the team’s belief that individual investment styles (Value, Revisions, Momentum, Growth, and Quality) carry long-term “risk premiums” that are largely independent of the current economic or market environment that can be captured using a disciplined investment approach. “Risk premiums” represent the added value resulting from investments in certain sub-segments of the market that may carry higher risks but have historically led to higher return. Additionally, the portfolio managers apply an investment constraint requiring each individual security within the Managed Volatility Sleeve to have earned a minimum rating for any of the three “E”, “S”, or “G” components at the time of purchase. The ESG screening process begins with scores developed by MSCI that are based on company sustainability disclosure, government and academic data and media searches, among other sources. An internal ESG research team may then adjust the scores based on proprietary fundamental analysis of the MSCI flagged ESG-related risks. The sleeve’s strategy focuses on the overall management of portfolio volatility and favors stocks that demonstrate lower beta and is measured against the performance of the MSCI ACWI Minimum Volatility Index.

The Fund may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The Fund may invest in securities of companies of any capitalization, including smaller capitalization companies. The Fund also may make investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities. The Fund is expected to be highly diversified across industries, sectors, and countries. The Fund may liquidate a holding if it locates another instrument that offers a more attractive exposure to an asset class or when there is a change in the Fund’s target asset allocation or allocation among dedicated sleeves, or if the instrument is otherwise deemed inappropriate.

In implementing these investment strategies, the Fund may make substantial use of over-the-counter (OTC) or exchange-traded derivatives, including futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Fund, currency forwards, and structured notes. The Fund may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. When making use of volatility-linked derivatives as part of its Opportunistic Component, the Fund will enter into instruments such as variance swaps, volatility futures and similar volatility instruments that reference indexes representing targeted asset classes, such as variance swaps on the S&P 500 Index or on the Euro Stoxx 50 Index. Derivatives positions are eligible to be held in any of the Equity Component, the Fixed Income Component and the Opportunistic Component of the Fund. The Fund may maintain a significant percentage of its assets in cash and cash equivalents which will serve as margin or collateral for the Fund’s obligations under derivative transactions.

Effective immediately, the subsection entitled “Principal Risks” within the section entitled “Principal Investments and Strategies of Each Fund– AllianzGI Global Allocation Fund” will hereby be restated in its entirety as follows:

Principal Risks	Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first eight risks):

•   Allocation Risk

•   Market Risk

•   Issuer Risk

•   Sustainable Investing Risk

•   Underlying Fund Risks

•   Equity Securities Risk

•   Fixed Income Risk

•   Management Risk

•   Commodity Risk

•   Credit and Counterparty Risk

•   Currency Risk

•   Derivatives Risk

•   Emerging Markets Risk

•   Focused Investment Risk

•   High Yield Risk

•   Index Risk

•   Interest Rate Risk

•   IPO Risk

•   Leveraging Risk

•   Liquidity Risk

•   Mortgage-Related and Other Asset-Backed Risk

• Non-U.S. Investment Risk • REIT and Real Estate-Related Investment Risk • Smaller Company Risk • Tax Risk • Turnover Risk • Variable Distribution Risk

Please retain this Supplement for future reference.